Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Common Share (EPS)
Basic and diluted earnings per common share ("EPS") are calculated as follows:

(In thousands, except per share amounts)	2014	2013	2012
Loss from continuing operations	$(62,536)	$(15,815)	$(403,034)
Loss from discontinued operations	—	—	(1,983)
Net loss	$(62,536)	$(15,815)	$(405,017)

Weighted average common shares outstanding (used to calculate basic EPS)	46,963	46,577	46,059
Dilutive effect of stock options and other stock awards	—	—	—
Weighted average common shares outstanding (used to calculate diluted EPS)	46,963	46,577	46,059

Continuing operations	$(1.33)	$(0.34)	$(8.75)
Discontinued operations	—	—	(0.04)
Loss per common share – basic	$(1.33)	$(0.34)	$(8.79)

Continuing operations	$(1.33)	$(0.34)	$(8.75)
Discontinued operations	—	—	(0.04)
Loss per common share – diluted	$(1.33)	$(0.34)	$(8.79)